                                                                   Class C Funds


                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED AUGUST 13, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                           AS REVISED JUNE 1, 1997,
                     AS SUPPLEMENTED THROUGH JULY 31, 1997


Effective August 13, 1997 the Diversified Equity Fund will be managed by the following money managers:


  Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and
(ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group, Inc.

  Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this supplement, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Arnold Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

  Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                                                                   Class S Funds

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED AUGUST 13, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED JUNE 1, 1997


Effective August 13, 1997 the Diversified Equity Fund will be managed by the following money managers:


  Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group, Inc.

  Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this supplement, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Arnold Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

  Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                                                                   Institutional
                                                                       Funds

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED AUGUST 13, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED JUNE 1, 1997


Effective August 13, 1997 the Equity I Fund will be managed by the following money managers:


  Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

  Barclays Global Investorss, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect wholly-owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Mutual Funds Management Inc., which is a wholly owned subsidiary of Travelers Group Inc.

  Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this supplement, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Arnold Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

  Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                                                      LifePoints Funds - Class D

                        FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED AUGUST 13, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED JUNE 6, 1997,
                     AS SUPPLEMENTED THROUGH JULY 31, 1997

Effective August 13, 1997 the Diversified Equity Fund will be managed by the following money managers:


  Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by AXA, a French insurance holding company.

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308. Peachtree is a unit of the Smith Barney Asset Management Division of Smith Barney, Mutual Funds Management Inc., which is wholly owned subsidiary of Travelers Group, Inc.

  Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this Prospectus, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company L.L.P. ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Mr. Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

 Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.